Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001557794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2021
Prospectus Date	rr_ProspectusDate	Jul. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A